SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2016
Segment Reporting [Abstract]
SEGMENT INFORMATION
NOTE 14:-	SEGMENT INFORMATION

The Company adopted ASC 280, "Segment Reporting." As of December 31, 2016, the Company operates in three operational segments, as follows:

•
Perimeter Products segment (Products) - sales of perimeter products, including services and maintenance that are performed either on a fixed-price basis or pursuant to time-and-materials based contracts, and

•	Turnkey Projects segment (Projects) - installation of comprehensive turnkey solutions for which revenues are generated from long-term fixed price contracts, and

•
Video and Cyber security segment - provides software and hardware products, in the field of Video management and Cyber security, for monitoring, securing, and the active management of network video systems, video analytics, as well as wired, wireless, and fiber optic communication networks. Prior to 2016 this segment consisted of one reporting unit, the Cyber security unit.

a.	The following data present the revenues, expenditures, assets and other operating data of the Company's operating segments:

	Year ended December 31, 2014
	Products	Projects	Cyber security	Eliminations	Total

Revenues	$37,554	$39,198	$1,329	$(538)	$77,543

Depreciation and amortization	$1,006	$641	$320	$-	$1,967

Impairment of goodwill and intangible assets	$-	$-	$2,439	$-	$2,439

Operating income (loss), before financial expenses and taxes on income	$6,770	$(148)	$(4,995)	$(204)	$1,423
Financial income, net					(1,979)
Taxes on income					82

Net income					$3,320

	Year ended December 31, 2015
	Products	Projects	Cyber security	Eliminations	Total

Revenues	$30,761	$34,128	$1,596	$(2,749)	$63,736

Depreciation and amortization	$787	$602	$114	$-	$1,503

Operating income (loss), before financial expenses and taxes on income	$6,023	$1,095	$(1,684)	$(1,045)	$4,389
Financial income, net					(642)
Taxes on income					1,923

Net income					$3,108

	Year ended December 31, 2016
	Products	Projects	Video and Cyber security	Eliminations	Total

Revenues	$32,372	$31,823	$5,626	$(1,996)	$67,825

Depreciation and amortization	$632	$512	$596	$-	$1,740

Operating income (loss), before financial expenses and taxes on income	$5,799	$(163)	$(3,383)	$(758)	$1,495
Financial expenses, net					(591)
Tax benefits, net					122

Net income					$1,026

	Year ended December 31, 2015
	Products	Projects	Cyber security	Total

Total long-lived assets	$6,641	$3,360	$977	$10,978

	Year ended December 31, 2016
	Products	Projects	Video and Cyber security	Total

Total long-lived assets	$6,346	$3,198	$12,540	$22,084

Long-live assets includes property and equipment, net, intangible assets, net and goodwill.

b.	Major customer data (percentage of total revenues):

	Year ended December 31,
	2014	2015	2016

Customer A	14.8%	13.3%	8.6
Customer B	6.4%	18.1%	11.9%

c.	Geographical information:

The following is a summary of revenues within geographic areas based on end customer's location and long-lived assets:

1.          Revenues:

	Year ended December 31,
	2014	2015	2016

Israel	$16,525	$12,406	$8,727
Europe	9,591	7,891	8,330
North America	21,165	17,749	23,467
South and Latin America	8,813	13,443	10,364
Africa	12,393	6,611	7,585
Others	9,056	5,636	9,352

	$77,543	$63,736	$67,825

2.          Long-lived assets:

	December 31,
	2015	2016

Israel	$3,889	$3,554
Europe	900	923
USA	3,073	2,860
Canada	2,387	14,081
Others	729	666

	$10,978	$22,084

Long-live assets includes property and equipment, net, intangible assets, net and goodwill.